Share Option Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested share options	$ 1,984,027
Weighted-average period of recognized share-based compensation expense	2 years 4 months 24 days
Weighted average grant date fair value	$ 0.82	$ 0.74
2006 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of shares granted under the plan	25,544,054
Expiration period from date of grant	10 years
Shares available for future grant	9,631,519